Income Taxes - Uncertain tax positions (Details) - PRC ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Uncertain tax position
Statue of limitations, computational errors	3 years
Statue of limitations, special circumstances	5 years
Threshold of underpayment of tax liability for statute of limitations extended to five years	¥ 0.1
Statue of limitations, related party transaction	10 years
Statue of limitations, tax evasion	0 years